Recently Issued Accounting Standards (Policies)	12 Months Ended
Apr. 30, 2012
Recently Issued Accounting Standards [Abstract]
ASU 2011-05, Presentation of Comprehensive Income

Recently Issued Accounting Standards: In June 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and requires the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 does not change the components that are recognized in net income or other comprehensive income. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which defers the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income while the FASB further deliberates this aspect of the standard.

ASU 2011-08: Testing Goodwill for Impairment

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which simplifies the testing of goodwill for impairment. ASU 2011-08 will allow the Company the option to perform either a qualitative test or the first step of the two-step quantitative goodwill impairment test to assess the likelihood that the estimated fair value of a reporting unit is less than the carrying amount. This ASU will also be effective May 1, 2012, for the Company. The Company anticipates that adoption of ASU 2011-08 could change the annual process for goodwill impairment testing, but will not impact the financial statements or disclosures.

ASU 2011-12, Deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in accounting standards update no. 2011-05

ASU 2011-05, as amended by ASU 2011-12, will be effective May 1, 2012, for the Company. Adoption of this guidance requires retrospective application and will affect the presentation of certain elements of the Company’s financial statements, but will not otherwise have an impact on the financial statements.

ASU 2011-11, Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires the disclosure of both gross and net information about instruments and transactions eligible for offset in the consolidated balance sheet. This ASU will be effective May 1, 2013, for the Company and will require retrospective application. The Company anticipates the adoption of ASU 2011-11 will not impact the financial statements, but will expand the disclosures related to derivative instruments.